Warrants and Derivative Liabilities (Details 7) - Black-Scholes option pricing model - Series B Warrant Liability	Mar. 31, 2020 Percent $ / shares	Dec. 31, 2019	Dec. 31, 2019 Percent	Dec. 31, 2019 $ / shares	Dec. 31, 2019	Dec. 31, 2018 $ / shares
Class of Warrant or Right [Line Items]
Underlying common stock price	$ 0.08			$ 0.13		$ 0.40
Dividend yield
Class of Warrant or Right [Line Items]
Warrants and rights outstanding measurement input (in percent)	0		0		0	0
Volatility factor
Class of Warrant or Right [Line Items]
Warrants and rights outstanding measurement input (in percent)	79.8		79.2		79.2	93.0
Risk-free interest rate
Class of Warrant or Right [Line Items]
Warrants and rights outstanding measurement input (in percent)	0.13		1.60		1.60	2.79
Expected term (years)
Class of Warrant or Right [Line Items]
Expected Term (years)	4 months 20 days	7 months 20 days
Expected term (years) | Minimum
Class of Warrant or Right [Line Items]
Expected Term (years)						1 year 7 months 20 days
Expected term (years) | Maximum
Class of Warrant or Right [Line Items]
Expected Term (years)						1 year 7 months 24 days